Post-balance sheet events (Details) - 0.875% unsecured Eurobonds € in Billions	1 Months Ended
May 31, 2021 EUR (€)
Post-balance sheet events
Amount of financing raised	€ 1.2
Term of debt	5 years
Interest rate percentage	0.875%